Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 5 - Cash and Cash Equivalents
	December 31	December 31
	2024	2023
	USD in thousands	USD in thousands
Cash in banks	251,586	387,891
Short term deposits	135,841	15,914

	387,427	403,805